Cover	Mar. 27, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form F-1, or Post-Effective Amendment No. 1, is being filed to update the Registration Statement on Form F-1 (Registration No. 333-291598), or the Original Registration Statement, which became effective on December 17, 2025, to incorporate by reference the Registrant’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, or the Annual Report, which was filed with the Securities and Exchange Commission on March 27, 2026. Pursuant to Rule 429 under the Securities Act, the prospectus contained in the Original Registration Statement has been combined into the prospectus contained in this Post-Effective Amendment No. 1. Accordingly, this Post-Effective Amendment No. 1 updates the Original Registration Statement. Prior to the filing of the Annual Report, the best efforts offering, or the Offering, to which the Original Registration Statement related was completed. Accordingly, this Post-Effective Amendment relates only to the exercise of the remaining Pre-funded warrants and all of the Series L warrants issued in the Offering, which are exercisable for an aggregate of 658,656,200,000 ordinary shares (underlying 6,586,562 American depositary shares, or Depositary Shares), that were issued as a component of the units in the Offering, as well as the exercise of the warrants issued to the placement agent of the Offering. No additional securities are being registered under this Post-Effective Amendment No. 1. Accordingly, this Post-Effective Amendment No. 1 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Original Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Mar. 27, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi